Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.38

TPR Firm:	Incenter Diligence Solutions	Date Submitted:	8/15/2023
Client Name:	XXX	Report:	Final Tape Compare Report
Client Project:		Loans in report:	2

Report Date	Loan Number	Incenter ID	Seller Loan Number	Originator	Field	Final Tape Data	Reviewer Data	Comment
XXX	2023060448	XXX	XXX	XXX	QM Designation	Ineligible	Non-Qualified Mortgage	Discrepancy
XXX	2023060449	XXX	XXX	XXX	Note Date	XXX	XXX	Discrepancy